Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 92.5% (e)	Principal Value	Value
AEROSPACE & DEFENSE - 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	$ 8,933,000	$ 9,133,707
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	8,360,000	8,547,774
Bombardier, Inc., 8.75%, 11/15/2030 (a)	4,830,000	5,111,608
TransDigm, Inc.
6.75%, 08/15/2028 (a)	4,302,000	4,350,221
4.63%, 01/15/2029	4,250,000	4,185,018
6.38%, 03/01/2029 (a)	15,863,000	16,125,231
6.88%, 12/15/2030 (a)	10,462,000	10,758,859
		58,212,418

AUTO RETAIL - 3.3%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (a)	11,814,000	11,511,304
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030 (a)	4,710,444	4,873,708
9.00% (or 14.00% PIK), 06/01/2031 (a)	875,875	967,177
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	837,000	825,182
11.50%, 08/15/2029 (a)	6,530,000	6,764,340
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (a)	11,254,000	10,965,358
6.38%, 01/15/2030 (a)	6,040,000	6,119,643
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (a)	11,720,000	12,218,899
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	12,391,000	12,339,683
3.88%, 06/01/2029 (a)	6,428,000	6,161,227
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (a)	9,157,000	9,125,197
		81,871,718

AUTOMOTIVE - 5.7%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	10,626,000	10,805,664
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	14,072,000	14,045,013
5.88%, 06/01/2029 (a)	2,742,000	2,764,520
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	9,495,000	9,217,680
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028 (a)	8,917,000	9,054,146
6.75%, 02/15/2030 (a)	10,173,000	10,488,312
Dana, Inc., 4.25%, 09/01/2030	4,260,000	4,254,720
Ford Holdings LLC, 9.30%, 03/01/2030	4,220,000	4,707,755
Ford Motor Co., 9.63%, 04/22/2030	2,649,000	3,003,789
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	9,167,000	9,088,368
3.82%, 11/02/2027	1,005,000	990,476
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,516,000	1,515,532
5.00%, 07/15/2029	10,825,000	10,356,363
IHO Verwaltungs GmbH
6.38% (or 7.13% PIK), 05/15/2029 (a)	2,515,000	2,540,879
7.75% (or 8.50% PIK), 11/15/2030 (a)	5,999,000	6,213,872
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028 (a)	3,390,000	3,225,539
5.63%, 09/29/2028 (a)	2,235,000	2,231,439

6.13%, 09/30/2030 (a)	3,582,000	3,524,242
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (a)	1,750,000	1,722,620
7.50%, 07/17/2030 (a)	7,381,000	7,613,658
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,601,000	3,543,913
Phinia, Inc., 6.75%, 04/15/2029 (a)	3,675,000	3,768,198
Tenneco, Inc., 8.00%, 11/17/2028 (a)	8,144,000	8,199,534
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	5,541,000	5,263,587
ZF North America Capital, Inc., 6.88%, 04/14/2028 (a)	3,783,000	3,871,810
		142,011,629

BUILDING PRODUCTS - 0.6%
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	3,220,000	3,288,789
QXO Building Products, Inc., 6.50%, 07/15/2031 (a)	3,605,000	3,676,113
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	2,344,000	2,328,892
4.38%, 07/15/2030 (a)	5,481,000	5,209,638
		14,503,432

CHEMICALS - 1.4%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	705,000	706,898
Methanex Corp., 5.13%, 10/15/2027	12,497,000	12,491,089
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	3,369,000	3,373,316
8.50%, 11/15/2028 (a)	5,825,000	6,035,962
4.25%, 05/15/2029 (a)	1,540,000	1,498,616
9.00%, 02/15/2030 (a)	232,000	243,156
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	11,689,000	11,537,136
		35,886,173

COMMERCIAL SERVICES - 7.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 06/01/2029 (a)	6,185,000	6,161,910
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	12,426,000	12,407,127
Brink's Co.
4.63%, 10/15/2027 (a)	6,069,000	6,038,006
6.50%, 06/15/2029 (a)	6,603,000	6,740,085
Clarivate Science Holdings Corp., 3.88%, 07/01/2028 (a)	4,256,000	4,096,265
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	4,162,988	3,968,526
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030 (a)	4,539,000	4,611,987
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	6,386,000	6,243,289
Garda World Security Corp.
7.75%, 02/15/2028 (a)	2,778,000	2,830,301
6.00%, 06/01/2029 (a)	4,581,000	4,516,270
6.50%, 01/15/2031 (a)	3,722,000	3,776,319
GEO Group, Inc.
8.63%, 04/15/2029	6,374,000	6,644,092
10.25%, 04/15/2031	6,966,000	7,530,525
Herc Holdings, Inc.
6.63%, 06/15/2029 (a)	11,548,000	11,798,511
7.00%, 06/15/2030 (a)	16,135,000	16,719,936
5.75%, 03/15/2031 (a)	930,000	929,550
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	10,957,000	10,942,668
5.00%, 07/15/2028 (a)	11,207,000	11,170,046
7.00%, 02/15/2029 (a)	18,184,000	18,538,042
4.88%, 09/15/2029 (a)	1,246,000	1,223,293
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	18,754,000	18,759,975
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	7,017,000	7,226,584

12.00%, 02/15/2031 (a)	2,413,000	2,545,056
		175,418,363

CONSTRUCTION & ENGINEERING - 0.5%
Williams Scotsman, Inc.
4.63%, 08/15/2028 (a)	1,175,000	1,165,254
6.63%, 06/15/2029 (a)	9,666,000	9,875,448
6.63%, 04/15/2030 (a)	2,355,000	2,427,880
		13,468,582

CONSUMER DISCRETIONARY - 1.6%
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	6,191,000	6,169,267
8.00%, 08/01/2029 (a)	12,293,000	12,325,663
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	10,736,000	11,222,319
Under Armour, Inc., 7.25%, 07/15/2030 (a)	905,000	914,209
Whirlpool Corp., 7.50%, 07/01/2031 (a)	5,804,000	5,887,856
William Carter Co., 7.38%, 02/15/2031 (a)	3,226,000	3,336,784
		39,856,098

ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
GFL Environmental Holdings US, Inc., 5.63%, 07/01/2031 (a)	3,760,000	3,762,488
GFL Environmental, Inc.
4.00%, 08/01/2028 (a)	6,605,000	6,454,093
4.38%, 08/15/2029 (a)	6,350,000	6,177,624
6.75%, 01/15/2031 (a)	5,929,000	6,107,036
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032 (a)	5,110,000	5,471,580
		27,972,821

FINANCIALS: BANKS - 0.2%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.25%, 02/15/2031 (a)	4,941,000	4,789,947

FINANCIALS: CONSUMER FINANCE - 2.4%
Ally Financial, Inc.
7.10%, 11/15/2027	2,243,000	2,310,061
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,299,000	1,347,321
8.00%, 11/01/2031	8,043,000	8,960,500
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	5,813,000	6,060,797
Navient Corp.
5.00%, 03/15/2027	10,046,000	9,973,037
4.88%, 03/15/2028	4,712,000	4,624,631
5.50%, 03/15/2029	7,334,000	7,044,027
9.38%, 10/15/2031	2,167,000	2,161,462
OneMain Finance Corp.
3.50%, 01/15/2027	1,231,000	1,221,162
6.63%, 01/15/2028	3,720,000	3,776,886
6.63%, 05/15/2029	2,917,000	2,977,991
7.88%, 03/15/2030	2,964,000	3,087,569
SLM Corp., 6.50%, 01/31/2030	6,135,000	6,222,528
		59,767,972

FINANCIALS: DIVERSIFIED - 2.2%
Block, Inc., 5.63%, 08/15/2030 (a)	3,285,000	3,294,891
CI Financial Corp.
7.50%, 05/30/2029 (a)	7,423,000	7,782,361
3.20%, 12/17/2030	2,537,000	2,292,927
FTAI Aviation Investors LLC
7.88%, 12/01/2030 (a)	9,809,000	10,256,242

7.00%, 05/01/2031 (a)	5,005,000	5,187,748
Macquarie Airfinance Holdings Ltd., 5.15%, 03/17/2030 (a)	2,023,000	2,018,033
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	14,258,000	15,210,678
Starwood Property Trust, Inc., 3.63%, 07/15/2026 (a)	2,511,000	2,508,778
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (a)	5,811,000	6,081,072
		54,632,730

FINANCIALS: INSURANCE - 3.4%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	3,257,000	3,068,185
7.50%, 11/06/2030 (a)	682,000	647,303
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	7,636,000	7,700,921
6.50%, 10/01/2031 (a)	763,000	761,861
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	9,658,000	9,711,285
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	6,905,000	6,987,598
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (a)	5,995,000	6,025,353
CRC Insurance Group LLC, 7.13%, 06/01/2031 (a)	9,581,000	9,556,149
HUB International Ltd.
5.63%, 12/01/2029 (a)	11,291,000	11,257,127
7.25%, 06/15/2030 (a)	23,629,000	24,261,241
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	5,845,000	5,965,939
		85,942,962

FINANCIALS: THRIFTS & MORTGAGES - 2.6%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)	3,874,000	3,823,181
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	6,018,000	6,497,484
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	3,461,000	3,589,178
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	8,805,000	9,162,474
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (a)	3,080,000	3,017,239
Rocket Cos., Inc.
6.50%, 08/01/2029 (a)	2,990,000	3,055,613
6.13%, 08/01/2030 (a)	11,604,000	11,808,776
6.13%, 08/01/2031 (a)	1,730,000	1,768,141
United Wholesale Mortgage LLC
5.75%, 06/15/2027 (a)	6,166,000	6,110,392
5.50%, 04/15/2029 (a)	6,485,000	6,029,027
UWM Holdings LLC
6.63%, 02/01/2030 (a)	6,365,000	5,936,157
6.25%, 03/15/2031 (a)	3,852,000	3,435,997
		64,233,659

FOOD & BEVERAGE - 1.9%
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	7,746,000	7,997,172
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	6,081,000	6,079,802
6.00%, 06/15/2030 (a)	9,781,000	9,850,201
Post Holdings, Inc., 4.63%, 04/15/2030 (a)	13,433,000	12,985,148
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	10,752,000	10,799,104
		47,711,427

HEALTHCARE: EQUIPMENT & SUPPLIES - 1.7%
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	7,743,000	7,965,611
Medline Borrower LP
3.88%, 04/01/2029 (a)	3,168,000	3,078,168
5.25%, 10/01/2029 (a)	5,006,000	4,977,937
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	12,949,000	13,231,888
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	4,885,000	5,148,722

Teleflex, Inc.
4.25%, 06/01/2028 (a)	5,758,000	5,678,868
5.88%, 01/15/2032 (a)	1,993,000	2,010,553
		42,091,747

HEALTHCARE: FACILITIES - 5.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (a)	9,296,000	9,258,931
5.00%, 04/15/2029 (a)	9,484,000	9,341,998
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	7,395,000	7,307,326
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)	18,821,000	18,645,588
6.88%, 04/15/2029 (a)	2,400,000	2,362,527
5.25%, 05/15/2030 (a)	6,146,000	5,803,608
DaVita, Inc., 4.63%, 06/01/2030 (a)	12,311,000	11,933,940
Encompass Health Corp., 4.50%, 02/01/2028	6,256,000	6,214,883
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	3,743,000	3,593,668
9.88%, 08/15/2030 (a)	9,232,000	9,738,929
Option Care Health, Inc., 4.38%, 10/31/2029 (a)	6,788,000	6,526,113
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	10,937,000	11,432,489
Team Health Holdings, Inc.
13.50% (or 4.50% PIK), 06/30/2028 (a)	13,804,630	14,123,103
8.38%, 06/30/2028 (a)	4,405,000	4,419,698
Tenet Healthcare Corp.
5.13%, 11/01/2027	7,936,000	7,940,130
6.13%, 10/01/2028	9,158,000	9,199,660
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	2,510,000	2,369,654
		140,212,245

HEALTHCARE: LIFE SCIENCES - 1.6%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	12,562,000	12,436,791
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	9,062,000	8,896,984
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	705,000	715,200
IQVIA, Inc.
5.00%, 10/15/2026 (a)	6,525,000	6,524,754
5.00%, 05/15/2027 (a)	11,261,000	11,260,698
		39,834,427

HEALTHCARE: MANAGED HEALTH CARE - 1.4%
Charlotte Buyer, Inc., 8.00%, 06/30/2031 (a)	2,405,000	2,436,113
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	12,581,000	12,369,258
3.88%, 11/15/2030 (a)	12,411,000	11,581,924
6.50%, 02/15/2031 (a)	6,079,000	6,191,735
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	2,785,000	2,723,941
		35,302,971

HEALTHCARE: PHARMA & BIOTECH - 1.5%
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	2,921,000	2,917,860
Bausch Health Cos., Inc., 4.88%, 06/01/2028 (a)	7,365,000	6,815,902
Endo Finance Holdings LP, 8.50%, 04/15/2031 (a)	10,111,000	10,633,839
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	3,437,000	3,368,471
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)	6,155,000	6,081,361
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	7,860,000	7,825,263
		37,642,696

HEALTHCARE: REITs - 0.1%

CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	1,677,000	1,635,235

INDUSTRIAL MACHINERY - 2.1%
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	6,948,000	7,182,037
9.50%, 01/01/2031 (a)	6,461,000	6,769,519
Esab Corp.
6.25%, 04/15/2029 (a)	2,451,000	2,489,900
5.63%, 04/01/2031 (a)	5,058,000	5,076,134
Hillenbrand, Inc., 6.25%, 02/15/2029	8,810,000	8,260,408
Madison IAQ LLC
4.13%, 06/30/2028 (a)	9,926,000	9,772,328
5.88%, 06/30/2029 (a)	6,175,000	6,181,921
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	1,530,000	1,531,308
WESCO Distribution, Inc.
6.38%, 03/15/2029 (a)	3,808,000	3,880,694
5.25%, 04/15/2031 (a)	2,600,000	2,579,819
		53,724,068

LEISURE: CASINOS & GAMING - 5.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	11,735,000	12,063,466
Boyd Gaming Corp., 4.75%, 12/01/2027	4,805,000	4,791,035
Brightstar Lottery PLC, 5.25%, 01/15/2029 (a)	7,885,000	7,862,996
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	18,649,000	17,934,801
7.00%, 02/15/2030 (a)	3,729,000	3,752,664
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	13,853,000	13,856,355
4.75%, 01/15/2028 (a)	10,806,000	10,707,158
6.75%, 05/01/2031 (a)	11,563,000	11,779,720
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029 (a)	6,301,000	6,308,990
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	15,027,000	15,306,667
7.50%, 09/01/2031 (a)	10,000,000	10,370,190
MGM Resorts International
5.50%, 04/15/2027	4,784,000	4,794,094
4.75%, 10/15/2028	3,958,000	3,932,195
6.13%, 09/15/2029	4,983,000	5,034,868
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (a)	4,725,000	4,685,109
Penn Entertainment, Inc.
4.13%, 07/01/2029 (a)	4,200,000	4,029,163
6.75%, 04/01/2031 (a)	6,335,000	6,371,895
Station Casinos LLC, 4.50%, 02/15/2028 (a)	4,265,000	4,218,542
		147,799,908

LEISURE: HOTELS - 7.2%
Carnival Corp. Ltd.
7.88%, 06/01/2027	1,053,000	1,081,694
5.13%, 05/01/2029 (a)	2,864,000	2,860,944
7.00%, 08/15/2029 (a)	9,218,000	9,556,697
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,476,000	1,460,274
4.50%, 06/15/2029 (a)	6,499,000	6,274,963
NCL Corp. Ltd.
6.25%, 03/01/2030 (a)	7,213,000	7,199,794
5.88%, 01/15/2031 (a)	7,859,000	7,633,230
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	3,078,000	3,103,169
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	6,967,000	6,967,979

4.88%, 05/15/2029 (a)	5,645,000	5,523,306
7.00%, 02/01/2030 (a)	5,131,000	5,256,648
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	9,618,000	9,832,905
RLJ Lodging Trust LP
3.75%, 07/01/2026 (a)	11,841,000	11,841,000
4.00%, 09/15/2029 (a)	13,184,000	12,565,210
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	6,561,000	6,575,826
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (a)	2,919,000	3,083,310
Sabre GLBL, Inc.
10.75%, 03/15/2030 (a)	353,000	337,020
11.13%, 07/15/2030 (a)	4,556,000	4,375,992
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	18,343,000	17,879,008
Travel + Leisure Co.
6.00%, 04/01/2027 (b)	10,022,000	10,042,856
6.25%, 06/01/2031 (a)	8,051,000	8,105,819
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)	11,451,000	11,442,619
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	8,077,000	8,108,347
9.13%, 07/15/2031 (a)	6,406,000	6,715,698
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	4,225,000	4,226,843
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	4,329,000	4,326,066
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	3,209,000	3,164,499
		179,541,716

LEISURE: RESTAURANTS - 0.6%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	11,234,000	11,028,583
4.38%, 01/15/2028 (a)	3,810,000	3,769,186
		14,797,769

MEDIA: BROADCASTING - 2.0%
Belo Corp.
7.75%, 06/01/2027	5,383,000	5,502,659
7.25%, 09/15/2027	3,850,000	3,955,398
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	5,852,000	5,835,628
5.00%, 08/01/2027 (a)	15,862,000	15,848,812
4.00%, 07/15/2028 (a)	7,074,000	6,892,399
5.50%, 07/01/2029 (a)	3,227,000	3,221,248
Univision Communications, Inc., 7.38%, 06/30/2030 (a)	8,250,000	8,279,106
		49,535,250

MEDIA: CABLE & SATELLITE - 2.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	5,205,000	5,197,137
5.00%, 02/01/2028 (a)	5,243,000	5,180,015
6.38%, 09/01/2029 (a)	18,432,000	18,423,820
4.75%, 03/01/2030 (a)	6,445,000	6,114,186
EchoStar Corp.
10.75%, 11/30/2029	13,050,388	14,110,074
6.75% (or 100.00% PIK), 11/30/2030	9,318,095	9,484,432
		58,509,664

MEDIA: DIVERSIFIED - 2.2%
Arches Buyer, Inc., 4.25%, 06/01/2028 (a)	7,381,000	7,237,630
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031 (a)	4,064,000	4,210,446
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	9,827,000	9,798,930

4.63%, 06/01/2028 (a)	5,624,000	5,550,699
5.63%, 02/15/2029 (a)	5,104,000	5,090,702
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (a)	6,851,000	6,992,220
10.38%, 05/15/2031 (a)	2,241,000	2,324,421
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	10,118,000	9,857,745
4.63%, 03/15/2030 (a)	2,000,000	1,940,969
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	1,889,000	1,777,102
		54,780,864

MEDIA: ENTERTAINMENT - 2.4%
Discovery Communications LLC, 3.95%, 03/20/2028	9,531,000	9,393,992
Discovery Global Holdings, Inc.
3.76%, 03/15/2027	21,689,000	21,552,452
4.05%, 03/15/2029	6,927,000	6,862,302
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	443,000	443,196
4.75%, 10/15/2027 (a)	8,977,000	8,962,240
Paramount Global
3.38%, 02/15/2028	1,902,000	1,851,919
4.20%, 06/01/2029	4,924,000	4,724,995
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	592,000	530,364
ROBLOX Corp., 3.88%, 05/01/2030 (a)	6,450,000	6,099,694
		60,421,154

METALS & MINING - 0.3%
Novelis Corp., 6.88%, 01/30/2030 (a)	7,166,000	7,351,485

MIDSTREAM: STORAGE & TRANSPORT - 6.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (a)	6,170,000	6,171,042
5.38%, 06/15/2029 (a)	12,307,000	12,274,448
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (a)	11,871,000	12,174,767
Buckeye Partners LP
3.95%, 12/01/2026	4,428,000	4,402,420
4.13%, 12/01/2027	4,197,000	4,144,920
6.88%, 07/01/2029 (a)	1,820,000	1,858,981
6.75%, 02/01/2030 (a)	9,951,000	10,282,617
Energy Transfer LP, 7.38%, 02/01/2031 (a)	842,000	867,264
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	6,044,000	6,327,397
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	9,561,000	9,633,711
6.50%, 06/01/2029 (a)	8,089,000	8,258,812
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	10,599,000	10,480,825
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	12,828,000	13,046,307
5.88%, 06/15/2030 (a)	3,751,000	3,774,504
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 (a)	9,084,000	8,969,752
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	7,809,000	8,141,718
Sunoco LP
7.00%, 05/01/2029 (a)	3,105,000	3,192,080
4.50%, 10/01/2029 (a)	2,122,000	2,062,102
5.63%, 03/15/2031 (a)	4,614,000	4,582,214
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (a)	10,705,000	10,924,131
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	2,123,000	2,164,482
Venture Global LNG, Inc.
9.50%, 02/01/2029 (a)	7,036,000	7,576,442
8.38%, 06/01/2031 (a)	3,445,000	3,587,290

Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030 (a)	1,784,000	1,826,170
WBI Operating LLC, 6.25%, 10/15/2030 (a)	3,036,000	3,054,520
		159,778,916

PACKAGING - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (a)	2,175,000	2,068,616
6.25%, 01/30/2031 (a)	1,328,000	1,343,719
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031 (a)	816,000	821,190
Graphic Packaging International LLC, 3.50%, 03/15/2028 (a)	2,034,000	1,974,202
		6,207,727

REAL ESTATE: HOMEBUILDING - 0.8%
LGI Homes, Inc., 8.75%, 12/15/2028 (a)	9,780,000	10,112,442
M/I Homes, Inc., 4.95%, 02/01/2028	6,216,000	6,191,526
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028 (a)	793,000	802,199
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	2,981,000	2,981,367
		20,087,534

REAL ESTATE: MANAGEMENT - 0.0% (c)
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	933,000	934,301

REITs - 0.2%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	6,335,000	6,204,272

RETAIL: FOOD & DRUG - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	13,860,000	13,982,342
3.50%, 03/15/2029 (a)	1,907,000	1,812,631
5.50%, 03/31/2031 (a)	3,875,000	3,791,083
EG Global Finance PLC, 12.00%, 11/30/2028 (a)	9,753,000	10,363,031
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,996,000	4,088,168
		34,037,255

RETAILING - 0.9%
Academy Ltd., 5.88%, 05/15/2031 (a)	3,004,000	3,005,940
Bath & Body Works, Inc., 7.50%, 06/15/2029	1,145,000	1,159,438
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	8,603,000	8,648,355
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (a)	1,485,000	1,497,576
Wayfair LLC
7.25%, 10/31/2029 (a)	7,503,000	7,748,836
7.75%, 09/15/2030 (a)	706,000	742,653
		22,802,798

TECHNOLOGY HARDWARE - 2.1%
ELK Grove Village Property LLC, 7.50%, 06/15/2031 (a)	1,529,000	1,540,485
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	14,186,000	14,520,563
Entegris, Inc., 3.63%, 05/01/2029 (a)	3,568,000	3,418,925
Kioxia Holdings Corp., 6.25%, 07/24/2030 (a)	5,392,000	5,563,324
NCR Voyix Corp.
5.00%, 10/01/2028 (a)	9,295,000	9,072,226
5.13%, 04/15/2029 (a)	3,398,000	3,316,881
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029 (a)	5,779,000	5,627,703
8.25%, 12/15/2029 (a)	10,007,000	10,470,184
		53,530,291

TECHNOLOGY: SOFTWARE & SERVICES - 2.9%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)	2,341,000	2,351,073
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (a)	3,458,000	3,455,235
Black Pearl Compute LLC, 6.13%, 02/15/2031 (a)	1,908,000	1,934,836
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	4,664,000	4,528,843
9.00%, 09/30/2029 (a)	8,344,000	8,105,294
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	1,420,000	1,420,889
Core Scientific Finance I LLC, 7.75%, 05/15/2031 (a)	3,445,000	3,495,989
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	5,950,000	5,993,021
Edged Compute LLC, 7.50%, 04/30/2031 (a)	3,094,000	3,017,833
Elastic NV, 4.13%, 07/15/2029 (a)	6,541,000	6,245,143
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	1,720,000	1,666,943
Fair Isaac Corp., 4.00%, 06/15/2028 (a)	6,339,000	6,205,206
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	10,742,000	10,782,089
7.13%, 09/30/2030 (a)	541,000	550,991
Open Text Corp.
6.90%, 12/01/2027 (a)	6,127,000	6,268,421
3.88%, 12/01/2029 (a)	1,222,000	1,124,520
Open Text Holdings, Inc., 4.13%, 02/15/2030 (a)	3,056,000	2,801,746
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	16,000	15,918
WULF Compute LLC, 7.75%, 10/15/2030 (a)	3,185,000	3,347,317
		73,311,307

TELECOM SERVICES: DIVERSIFIED - 1.7%
Altice France SA
9.50%, 11/01/2029 (a)	3,531,000	3,587,093
6.88%, 10/15/2030 (a)	1,369,000	1,329,344
Iliad Holding SAS
7.00%, 10/15/2028 (a)	7,453,000	7,490,749
8.50%, 04/15/2031 (a)	663,000	702,797
Level 3 Financing, Inc., 3.75%, 07/15/2029 (a)	369,000	357,469
SBA Communications Corp.
3.88%, 02/15/2027	6,334,000	6,301,686
3.13%, 02/01/2029	1,332,000	1,275,242
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	9,384,000	9,317,437
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	10,862,000	11,460,388
Zayo Group Holdings, Inc., 9.25% (or .50% PIK), 03/09/2030 (a)	900,320	899,974
		42,722,179

TRANSPORTATION - 0.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.75%, 04/01/2028 (a)	8,638,000	8,501,111
8.00%, 02/15/2031 (a)	2,243,000	2,266,843
XPO, Inc., 6.25%, 06/01/2028 (a)	12,048,000	12,191,142
		22,959,096

UTILITIES: POWER - 1.8%
NRG Energy, Inc.
5.75%, 01/15/2028	12,335,000	12,346,561
5.25%, 06/15/2029 (a)	10,280,000	10,258,309
Vistra Operations Co. LLC
5.00%, 07/31/2027 (a)	8,117,000	8,114,489
4.38%, 05/01/2029 (a)	15,409,000	15,145,281
		45,864,640

UTILITIES: PROPANE - 0.1%

AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030 (a)	1,716,000	1,842,254
6.88%, 06/01/2031 (a)	1,507,000	1,526,778
		3,369,032
TOTAL CORPORATE BONDS (Cost $2,319,048,387)		2,321,270,478

BANK LOANS - 3.9%
AEROSPACE & DEFENSE - 0.2%
TransDigm, Inc., Senior Secured First Lien, 5.87% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	4,203,516	4,208,603

AUTOMOTIVE - 0.0% (c)
Tenneco, Inc., Senior Secured First Lien, 8.59% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	997,416	994,249

COMMERCIAL SERVICES - 0.4%
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)	8,609,838	8,609,838

FINANCIALS: INSURANCE - 0.3%
Asurion LLC, Senior Secured First Lien, 7.87% (1 mo. Term SOFR + 4.25%), 09/19/2030	7,321,928	7,259,398

HEALTHCARE: FACILITIES - 0.2%
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	2,334,569	2,339,261
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor)	2,119,270	2,124,865
		4,464,126

HEALTHCARE: MANAGED HEALTH CARE - 0.2%
Cotiviti, Inc., Senior Secured First Lien, 7.63% (Fixed Rate + 7.63%), 05/01/2031, (0.00% Floor)	5,854,898	5,485,308

HEALTHCARE: PHARMA & BIOTECH - 0.1%
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	3,268,319	3,281,016

LEISURE: CASINOS & GAMING - 0.1%
Ontario Gaming GTA LP, Senior Secured First Lien, 7.98% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	1,750,551	1,671,435

LEISURE: HOTELS - 0.2%
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.00% Floor)	4,386,683	4,388,614
Sabre GLBL, Inc., Senior Secured First Lien
10.09% (1 mo. SOFR US + 6.25%), 07/30/2029, (0.00% Floor)	752,953	675,963
9.72% (1 mo. Term SOFR + 6.00%), 11/15/2029	634,548	569,189
		5,633,766

LEISURE: RESTAURANTS - 0.6%
Delivery Hero Finco LLC, Senior Secured First Lien, 8.64% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	8,863,878	8,922,069
IRB Holding Corp., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.50% Floor)	6,926,702	6,936,192
		15,858,261

MEDIA: ENTERTAINMENT - 0.3%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
7.45% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	2,737,196	2,658,064
7.48% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	5,391,758	5,235,882
		7,893,946

TECHNOLOGY: SOFTWARE & SERVICES - 0.6%
Ensono, Inc., Senior Secured First Lien, 7.87% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	3,689,972	3,625,915

McAfee Corp., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	3,580,648		3,192,148
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	6,697,710		5,837,791
Rocket Software, Inc., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	3,547,856		3,379,669
			16,035,523

TELECOM SERVICES: DIVERSIFIED - 0.5%
Cincinnati Bell, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 11/24/2028, (0.50% Floor)	11,225,836		11,222,862

TRANSPORTATION - 0.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 5.93% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor)	3,594,513		3,595,358
TOTAL BANK LOANS (Cost $97,879,700)			96,213,689

CONVERTIBLE BONDS - 0.5% (e)
LEISURE: HOTELS - 0.1%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	3,260,000		3,206,210

REAL ESTATE: MANAGEMENT - 0.2%
Redfin Corp., 0.50%, 04/01/2027	4,628,000		4,466,020

RETAILING - 0.2%
Etsy, Inc., 0.25%, 06/15/2028	5,041,000		4,613,019
TOTAL CONVERTIBLE BONDS (Cost $12,129,033)			12,285,249

SHORT-TERM INVESTMENTS - 1.5% (e)	Shares
Money Market Funds – 1.5%
First American Government Obligations Fund - Class X, 3.57% (d)	37,774,136		37,774,136
TOTAL MONEY MARKET FUNDS (Cost $37,774,136)			37,774,136

TOTAL INVESTMENTS - 98.4% (Cost $2,466,831,256)			2,467,543,552
Other Assets in Excess of Liabilities - 1.6%		0.01634	40,989,545
TOTAL NET ASSETS - 100.0%			$ 2,508,533,097

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,980,259,821 or 78.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	All or a portion is posted as collateral for delayed settlement securities.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Shenkman Capital Short Duration High Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 2,321,270,478	$ –	$ 2,321,270,478
Bank Loans	–	96,213,689	–	96,213,689
Convertible Bonds	–	12,285,249	–	12,285,249
Money Market Funds	37,774,136	–	–	37,774,136
Total Investments	$ 37,774,136	$ 2,429,769,416	$ –	$ 2,467,543,552